Commitments and Contingencies - Summary of Future Minimum Lease Payments under Non-cancellable Operating Leases (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Not later than 1 year [member] | Operating lease obligations [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating leases	€ 73	€ 74
Not later than 1 year [member] | Operating lease rights [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating leases	50	53
1-5 years [member] | Operating lease obligations [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating leases	144	143
1-5 years [member] | Operating lease rights [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating leases	127	136
Later than 5 years [member] | Operating lease obligations [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating leases	169	201
Later than 5 years [member] | Operating lease rights [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating leases	€ 52	€ 58